Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets	12 Months Ended
Mar. 31, 2024
Land use rights [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life of intangible assets	50 years
Software [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life of intangible assets	3 years
License [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful life of intangible assets, description	Infinite